DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED REVENUE
Deferred revenue
	At December 31	At December 31
(in thousands)	2021	2020

Deferred revenue-pre-sold toll milling:
CLJV Toll Milling-APG	$36,508	$36,617
	$36,508	$36,617
Deferred revenue-by balance sheet presentation:
Current	$4,656	$3,478
Non-current	31,852	33,139
	$36,508	$36,617

Deferred revenue liability continuity
(in thousands)	2021	2020

Balance-January 1	$36,617	$36,321
Revenue earned during the period (note 22)	(3,207)	(2,762)
Accretion (note 21)	3,098	3,058
Balance-December 31	$36,508	$36,617